3. Deferred Rent (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred Rent Details
Landlord-funded leasehold improvements	$ 1,047,026	$ 900,989
Less accumulated amortization	(133,063)	(39,187)
Total (current portion $111,250)	913,963	861,802
Straight line rent adjustment	89,273	88,277
Total deferred rent	$ 1,003,236	$ 950,079